Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2014	2013	2012
	(Millions of yen)
Net income attributable to Canon Inc.	¥254,797	¥230,483	¥224,564

	(Number of shares)
Average common shares outstanding	1,112,509,931	1,147,933,835	1,173,647,835
Effect of dilutive securities:
Stock options	4,393	8,466	20,574

Diluted common shares outstanding	1,112,514,324	1,147,942,301	1,173,668,409

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥229.03	¥200.78	¥191.34
Diluted	229.03	200.78	191.34